Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis of Presentation and General Information (Abstract)
Basis of Presentation and General Information
1.                  Basis of Presentation and General Information:

On November 30, 2007, Star Maritime Acquisition Corp. ("Star Maritime"), a company incorporated in the state of Delaware, merged with and into its wholly-owned subsidiary at the time, Star Bulk Carriers Corp. ("Star Bulk") a company incorporated in Marshall Islands, with Star Bulk being the surviving entity (collectively, the "Company," "we" or "us").  This merger is referred to as "Redomiciliation Merger" or the "Merger".

The accompanying consolidated financial statements as of and for the years ended December 31, 2009, 2010 and 2011 include the accounts of Star Bulk and its wholly owned subsidiaries.

Star Bulk was incorporated on December 13, 2006 under the laws of the Marshall Islands and is the sole owner of all of the outstanding shares of Star Bulk Management Inc., Star Bulk S.A, and the ship-owning subsidiaries as set forth below.

Star Maritime was organized on May 13, 2005 as a blank check company formed to acquire, through a merger, capital stock exchange, asset acquisition or similar business combination, one or more assets or target businesses in the shipping industry.  On December 21, 2005, Star Maritime consummated its initial public offering of 18,867,500 units, at a price of $10.00 per unit, each unit consisting of one share of Star Maritime common stock and one warrant to purchase one share of Star Maritime common stock at an exercise price of $8.00 per share.  In addition, during December 2005 the Company completed a private placement of an aggregate of 1,132,500 units, each unit consisting of one share of common stock and one warrant.  The entire gross proceeds of the initial public offering amounting to $188,675 were deposited in a trust account.

On January 12, 2007, Star Maritime and Star Bulk entered into definitive agreements (the "Master Agreement") to acquire a fleet of eight drybulk carriers (the "Transaction") from certain subsidiaries of TMT Co. Ltd. ("TMT"), a shipping company headquartered in Taiwan. These eight drybulk carriers are referred to as the "initial fleet", or "initial vessels".  The aggregate purchase price specified in the Master Agreement for the initial fleet was $224,500 in cash and 12,537,645 shares of common stock of Star Bulk, issued on November 30, 2007.  The Company also agreed to issue to TMT an additional stock consideration of 1,606,962 common shares of Star Bulk in 2008 and 2009.  On July 17, 2008 the Company issued 803,481 shares out of additional stock consideration of 1,606,962 of common stock of Star Bulk to TMT.  On April 28, 2009 the remaining 803,481 shares of Star Bulk's common stock were issued to TMT.

On November 27, 2007 the Company obtained shareholder approval for the acquisition of the initial fleet and for effecting the Redomiciliation Merger, which became effective on November 30, 2007. The shares of Star Maritime were exchanged on one-for-one basis with shares of Star Bulk and Star Bulk assumed the outstanding warrants of Star Maritime.  Subsequently, Star Maritime shares ceased trading on American Stock Exchange (Amex).

Star Bulk shares and warrants started trading on the NASDAQ Global Select Market on December 3, 2007 under the ticker symbols SBLK and SBLKW, respectively.  Immediately following the effective date of the Redomiciliation Merger, TMT and its affiliates owned 30.2% of Star Bulk's outstanding common stock.

The Company began operations on December 3, 2007 with the delivery of its first vessel Star Epsilon.

Below is the list of the Company's wholly owned subsidiaries as of December 31, 2011:
Wholly Owned	Vessel		Date	Year
Subsidiaries	Name	DWT	Delivered to Star Bulk	Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—

	Vessels in operation at December 31, 2011

Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
Star Big LLC	Star Big	168,404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179,546	November 14, 2011	2011
Lamda LLC	Star Sigma	184,403	April 15, 2008	1991
Star Ypsilon LLC	Star Ypsilon	150,940	September 18, 2008	1991
Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)*	52,434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)*	52,402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)*	53,098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)*	52,425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)*	52,994	January 2, 2008	2003

	Vessels disposed**
Star Alpha LLC	Star Alpha (ex A Duckling)*	175,075	January 9,2008	1992
Star Beta LLC	Star Beta (ex B Duckling)*	174,691	December 28, 2007	1993

  *Initial fleet or initial vessels.

  ** For vessels disposed refer to Note 6.
Star Iota LLC, the vessel owning company of the vessel Star Iota, one of the initial vessels which was sold in 2008, was dissolved in 2011 and therefore is not included in the consolidated financial statements as of December 31, 2011.

Charterers individually accounting for more than 10% of the Company's voyage revenues during the years ended December 31, 2009, 2010 and 2011 are as follows:

Charterer	2009	2010	2011
A	12%	-	-
B	20%	21%	-
C	12%	17%	-
D	11%	13%	12%
E	10%	-	-
F	-	10%	13%
G	-	14%	12%
H	-	12%	19%
I	-	-	15%